Annual Operating Expenses {- Fidelity Freedom® Income Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-10 - Fidelity Freedom® Income Fund - Class K6	May 28, 2022
Operating Expenses:
Management fee	0.37%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.37%	[1]

[1]	(a)Adjusted to reflect current fees.